Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Segment Reporting [Abstract]
Unadjusted gross profit	$ 45,159	$ 47,788		$ 54,443
Inventory provisions	(1,114)	(317)		(721)
Other unallocated costs	(551)	(787)		(1,065)
Adjustment of intercompany profit	60	98		312
Gross profit	$ 43,554	$ 46,782	[1]	$ 52,969	[1]

[1]	Retrospectively revised (see note 18)